Borrowings - Debt composition (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total	R$ 1,019,299	R$ 1,225,570	R$ 965,475	R$ 710,552
Current	999,432	1,190,961
Non-current	19,867	34,609
Brazil
Disclosure of detailed information about borrowings [line items]
Total	794,173	1,111,258
Brazil | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 520,705	R$ 946,741
Brazil | Floating interest rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Average interest rate (as a percent)	14.65%	14.52%
Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 32,323	R$ 61,280
Brazil | Fixed interest rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Average interest rate (as a percent)	21.07%	12.77%
Colombia
Disclosure of detailed information about borrowings [line items]
Total	R$ 225,126	R$ 114,312
United States of America, Dollars | Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 241,145	R$ 103,237
United States of America, Dollars | Brazil | Fixed interest rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Average interest rate (as a percent)	12.98%	8.64%
Colombia, Pesos | Colombia | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 225,126	R$ 114,312
Colombia, Pesos | Colombia | Floating interest rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Average interest rate (as a percent)	9.20%	11.75%
Colombia, Pesos | Colombia | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate (as a percent)	0.00%	0.00%
Total	R$ 0	R$ 0